Derivative financial instruments - Notional amount (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Derivatives
Derivative financial instruments
Derivative instruments, notional amount	$ 2,065,000	$ 2,100,448
Foreign exchange swaps
Derivative financial instruments
Derivative instruments, notional amount	125,000	160,448
Embedded options within listed bonds
Derivative financial instruments
Derivative instruments, notional amount	$ 1,940,000	$ 1,940,000